ATA CREATIVITY GLOBAL ("PARENT COMPANY") (Tables) - ATA Creativity Global	12 Months Ended
Dec. 31, 2024
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
Cash and cash equivalents	1,068,177	4,608,462	631,357
Prepaid expenses and other current assets	4,272	4,336	594
Investments in subsidiaries	115,087,677	78,329,251	10,731,063
Total assets	116,160,126	82,942,049	11,363,014
Accrued expenses and other payables	3,122,258	3,231,601	442,727
Total liabilities	3,122,258	3,231,601	442,727
Common shares	4,730,128	4,755,623	651,518
Treasury shares	(8,201,046)	(8,201,046)	(1,123,539)
Additional paid in capital	545,222,465	547,915,003	75,064,048
Accumulated other comprehensive loss	(37,004,507)	(36,952,183)	(5,062,428)
Accumulated deficit	(391,709,172)	(427,806,949)	(58,609,312)
Total shareholders’ equity	113,037,868	79,710,448	10,920,287
Total liabilities and shareholders’ equity	116,160,126	82,942,049	11,363,014

Schedule of Condensed Statements of Comprehensive Income (Loss)

Condensed Statements of Comprehensive Income (Loss)

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Cost of revenues	(88,930)	(74,827)	(146,109)	(20,017)
Operating expenses	(6,175,519)	(5,141,980)	(6,750,893)	(924,869)
Investment loss	(41,635,317)	(28,469,235)	(29,233,857)	(4,005,022)
Interest income	6,861	25,802	33,082	4,532
Foreign currency exchange losses, net	(4)	(5)	—	—
Loss before income taxes	(47,892,909)	(33,660,245)	(36,097,777)	(4,945,376)
Income tax expense	—	—	—	—
Net loss	(47,892,909)	(33,660,245)	(36,097,777)	(4,945,376)
Other comprehensive income (loss)	556,762	(1,422)	52,324	7,168
Comprehensive loss	(47,336,147)	(33,661,667)	(36,045,453)	(4,938,208)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Net cash used in operating activities	(4,509,052)	(1,637,065)	(3,887,093)	(532,530)
Cash flows from investing activities:
Cash received from subsidiaries	3,159,503	2,546,883	9,934,336	1,360,999
Cash lent to subsidiaries	(101,614)	(1,437,720)	(2,540,662)	(348,069)
Net cash provided by investing activities	3,057,889	1,109,163	7,393,674	1,012,930
Cash flows from financing activities:
Cash received for exercise of share options	218,943	471,765	—	—
Net cash provided by financing activities	218,943	471,765	—	—
Effect of foreign exchange rate changes on cash	95,386	25,418	33,704	4,617
Net decrease in cash	(1,136,834)	(30,719)	3,540,285	485,017
Cash and cash equivalents at beginning of year	2,235,730	1,098,896	1,068,177	146,340
Cash and cash equivalents at end of year	1,098,896	1,068,177	4,608,462	631,357